Restricted cash	12 Months Ended
Dec. 31, 2013
Restricted Cash and Investments [Abstract]
Restricted cash	Restricted cash Short term restricted cash of US$25.3 million and US$23.6 million at December 31, 2013 and 2012, respectively, relates to tax withholding deposits.